Financial Highlights (Tables)	12 Months Ended
Sep. 30, 2017
Summary of Financial Highlights

The following presentation includes financial highlights related to investment performance and operations of a Share outstanding for the fiscal period ended September 30, 2017. The net investment loss and total expense ratios have been annualized. The total return at net asset value is based on the change in net asset value of a Share during the year and the total return at market value is based on the change in market value of a Share on NYSE Arca during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

Fiscal Period Ended Sept-30, 2017
Net Asset Value
Net asset value per Share, beginning of period	$118.42

Net investment income/(loss)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	1.76

Net Income/(Loss)	1.35

Net asset value per Share, end of period	$119.77

Market value per Share, beginning of period(1)	$119.53

Market value per Share, end of period	$118.89

Ratio to average net assets
Net Investment loss(1)	(0.50)%

Gross expenses (1)	0.50%

Net expenses(1)	0.50%

Total Return, at net asset value(2)(3)	1.14%

Total Return, at market value(2)(3)	(0.54)%

(1)	Percentages are annualized.
(2)	Shares began publicly trading on January 30, 2017; therefore, the Total Return, at net asset value and Total Return, at market value are based on the period of January 30, 2017 to September 30, 2017.
(3)	Percentages are not annualized.

SPDR Long Dollar Gold Trust [Member]
Summary of Financial Highlights

The following presentation includes financial highlights related to investment performance and operations of a Share outstanding for the fiscal period ended September 30, 2017. The net investment loss and total expense ratios have been annualized. The total return at net asset value is based on the change in net asset value of a Share during the year and the total return at market value is based on the change in market value of a Share on NYSE Arca during the year. An individual investor’s return and ratios may vary based on the timing of capital transactions.

Fiscal Period Ended Sept-30, 2017
Net Asset Value
Net asset value per Share, beginning of period	$118.42

Net investment income/(loss)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	1.76

Net Income/(Loss)	1.35

Net asset value per Share, end of period	$119.77

Market value per Share, beginning of period(1)	$119.53

Market value per Share, end of period	$118.89

Ratio to average net assets
Net Investment loss(1)	(0.50)%

Gross expenses (1)	0.50%

Net expenses(1)	0.50%

Total Return, at net asset value(2)(3)	1.14%

Total Return, at market value(2)(3)	(0.54)%

(1)	Percentages are annualized.
(2)	Shares began publicly trading on January 30, 2017; therefore, the Total Return, at net asset value and Total Return, at market value are based on the period of January 30, 2017 to September 30, 2017.
(3)	Percentages are not annualized.